Note 5 - Intangible Assets (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Amortization of Intangible Assets	$ 51,507	$ 45,511	$ 42,006
Finite-Lived Intangible Asset, Expected Amortization, Year One	52,000
Finite-Lived Intangible Asset, Expected Amortization, Year Two	52,000
Finite-Lived Intangible Asset, Expected Amortization, Year Three	52,000
Finite-Lived Intangible Asset, Expected Amortization, Year Four	52,000
Finite-Lived Intangible Asset, Expected Amortization, Year Five	52,000
Finite-Lived Intangible Assets, Gross, Total	856,167	763,718
Finite-Lived Intangible Assets, Accumulated Amortization	$ 274,417	$ 222,910